Related Party Transactions (Details)	Jun. 30, 2012 item	Dec. 31, 2011 item
Related Party Transactions
Number of principal stockholders for which chief executive officer serves as a general partner	1	1
Number of principal stockholders from whom the entity has leased office space		1